LIBERTY CONTRARIAN SMALL-CAP FUND
                    LIBERTY SMALL COMPANY GROWTH FUND CLASS A
                           LIBERTY FOCUS FUND CLASS A
                            LIBERTY GROWTH STOCK FUND
                           LIBERTY YOUNG INVESTOR FUND
                          LIBERTY GROWTH INVESTOR FUND
                      LIBERTY HIGH YIELD BOND FUND CLASS A
                               LIBERTY INCOME FUND
                        LIBERTY HIGH-YIELD MUNICIPAL FUND
                                  (the "Funds")

                           SUPPLEMENT TO PROSPECTUSES

On March 13, 2002, the respective Boards of Trustees of the Funds approved a proposal to reorganize each of the Funds into the corresponding Acquiring Fund listed below, subject to shareholder approval and the satisfaction of certain other conditions. If shareholders of a Fund approve the proposal, all of the assets of the Fund will be transferred to the corresponding Acquiring Fund and shareholders of the Fund will receive shares of the corresponding Acquiring Fund in exchange for their shares. In the case of Liberty Contrarian Small-Cap Fund, Liberty Small Company Growth Fund Class A, Liberty Focus Fund Class A, Liberty Growth Investor Fund and Liberty High Yield Bond Fund Class A, if shareholders of a Fund do not approve the proposal, the Boards of Trustees have approved the liquidation of the Fund. Shareholders of each Fund are scheduled to vote on the proposal at a special meeting of shareholders to be held in late June, 2002. If approved at the special meeting, the reorganizations are proposed to take place in July, 2002. Shareholders of the Funds will be mailed more detailed information relating to the proposal in mid-May, 2002.

In connection with the proposed reorganizations of the Funds, the Boards of Trustees of the Funds have suspended the sale of each Fund's shares (with the exception of Liberty Growth Stock Fund and Liberty Young Investor Fund) effective as of the close of business on April 16, 2002. Consequently, purchase orders for shares of the Funds (except those purchases that are part of the Automatic Investment Plan, Automated Dollar Cost Averaging program, Automatic Dividend Diversification program, dividend reinvestments, contributions to certain existing retirement plan accounts and purchases through wrap fee accounts) will not be accepted by the Funds after April 16, 2002.

------------------------------------------ -------------------------------------
Funds                                      Acquiring Funds
------------------------------------------ -------------------------------------
------------------------------------------ -------------------------------------
Liberty Contrarian Small-Cap Fund          Liberty Small-Cap Value Fund
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Liberty Small Company Growth Fund Class A  Liberty Acorn USA
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Liberty Focus Fund Class A                 Stein Roe Growth Stock Fund
Liberty Growth Stock Fund
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Liberty Young Investor Fund                Stein Roe Young Investor Fund
Liberty Growth Investor Fund
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Liberty High Yield Bond Fund Class A       Liberty High Yield Securities Fund
------------------------------------------ -------------------------------------
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Liberty Income Fund                        Stein Roe Income Fund
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Liberty High-Yield Municipal Fund          Stein Roe High-Yield Municipals Fund

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SHM-36/156J-0302                                                   April 1, 2002